Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	$ (4,207)	$ 595	$ (157)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	1,310	255	(141)
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	8	495
– fair value gains/(losses)	(4,973)	(500)
Cash flow hedging reserve, ending balance	(3,387)	8	495
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss1	325	(217)
Income taxes	1,123	185
Others	130	45
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(205)	(37)
– fair value gains/(losses)	659	987
Cash flow hedging reserve, ending balance	(421)	(205)	$ (37)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss1	(926)	(1,177)
Income taxes	28	25
Others	$ 23	$ (3)